Submission	Aug. 15, 2025
Submission [Line Items]
Central Index Key	0001174169
Registrant Name	Algonquin Power & Utilities Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A